SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2020 shares
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,119,905
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	17,770,190